Operating expense (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Depreciation and Amortization have Charged in Expense
Depreciation and amortization have been charged in the following expense categories (in USD thousands):

	For the year ended December 31,
	2025		2024		2023
	Depreciation	Amortization	Depreciation	Amortization	Depreciation	Amortization
Cost of revenue	$—	$(5,266)	$—	$(3,524)	$—	$(2,099)
Research and development costs	(1,649)	—	(1,961)	—	(2,494)	—
Selling and marketing costs	(1,226)	—	(1,349)	—	(1,468)	—
General and administrative costs	(1,101)	(287)	(1,265)	(497)	(1,546)	(729)
Total	$(3,976)	$(5,553)	$(4,575)	$(4,021)	$(5,508)	$(2,828)

Summary of Employee Benefit Expenses, Social Charges and Share-based Compensation
The table presents employee costs by function, which consists of “Employee benefit expenses”, “Social charges” and “Share-based compensation” (in USD thousands):

	For the year ended December 31,
	2025	2024	2023
Cost of revenue	3,200	2,247	2,660
Research and development costs	31,638	31,321	31,280
Selling and marketing costs	25,089	20,038	20,174
General and administrative costs	33,730	32,543	36,067
Total	$93,657	$86,149	$90,181